Loans - Schedule of Recorded Investment in Nonaccrual and Loans Past Due Over 90 Days on Accrual by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable Recorded Investment Nonaccrual Loans [Line Items]
Recorded Investment, Nonaccrual	$ 835	$ 2,601
Recorded Investment, Loans Past Due Over 90 Days	316
Commercial Real Estate Financing Receivable [Member]
Financing Receivable Recorded Investment Nonaccrual Loans [Line Items]
Recorded Investment, Nonaccrual	835	1,375
Real Estate Residential 1-4 Family [Member]
Financing Receivable Recorded Investment Nonaccrual Loans [Line Items]
Recorded Investment, Nonaccrual		1,226
Recorded Investment, Loans Past Due Over 90 Days	$ 316